Intercompany Transactions (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	$ 1,852	$ 2,002
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	24,671	6,894
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(21,961)	(6,361)
Combined
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	7,505	810
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	26,515	8,719
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(29,459)	(6,994)
GE Customer Receivables Sold To GECC
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	1,466	1,308
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(1,331)	(1,274)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(135)	(34)
GECC Dividends To GE
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(7,500)	(450)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	7,500	450
Other Reclassifications and Eliminations
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	381	334
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(513)	(551)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	133	217
Effect of Elimination
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(5,653)	1,192
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(1,844)	(1,825)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	$ 7,498	$ 633